Income Taxes (Schedule of Unrecognized Deductible Temporary Difference and Unused Tax Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [line items]
Non capital losses	$ 136,072	$ 90,192
Provision	11,657	14,488
Share issue costs	1,711	3,894
Mineral properties, plant and equipment	12,705
Lease obligation	863	555
Derivative liabilities		1,111
Capital losses	4,204	255
Investments in subsidiaries	901	1,534
Unrecognized deductible temporary differences	168,114	112,029
MEXICO
Income Taxes [line items]
Non capital losses	378	367
Investments in subsidiaries	204,283	248,880
PERU
Income Taxes [line items]
Investments in subsidiaries	59,976	$ 62,414
WEST AFRICA
Income Taxes [line items]
Investments in subsidiaries	$ 114,559